Public Housing Capital Fund Trusts Information Table on Public Housing Capital Fund Trusts (Details) - Public housing capital fund trusts [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Principal Outstanding September 30, 2012	$ 59,308,398	$ 65,264,703	$ 65,264,703	$ 59,300,000
Public Housing Capital Fund Trust I [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Interest Rate over Life	5.33%	5.33%
Principal Outstanding September 30, 2012	$ 25,980,780	$ 26,406,558
Public Housing Capital Fund Trust II [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Interest Rate over Life	4.28%	4.24%
Principal Outstanding September 30, 2012	$ 12,429,186	$ 17,959,713
Public Housing Capital Fund Trust III [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Interest Rate over Life	5.42%	5.41%
Principal Outstanding September 30, 2012	$ 20,898,432	$ 20,898,432
Standard & Poor's, AA- Rating [Member] | Public Housing Capital Fund Trust I [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)	10 years 3 months	12 years 9 months
Investment Rating	AA-	AA-
Standard & Poor's, AA- Rating [Member] | Public Housing Capital Fund Trust II [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)		12 years 3 months 18 days
Investment Rating		AA-
Standard & Poor's, A+ Rating [Member] | Public Housing Capital Fund Trust II [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)	9 years 8 months 20 days
Investment Rating	A+
Standard & Poor's, BBB Rating [Member] | Public Housing Capital Fund Trust III [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)	10 years 9 months 23 days	13 years 3 months 18 days
Investment Rating	BBB	BBB